MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS (THE “TRUST”)

Supplement dated March 4, 2025

to the Prospectus for

Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF (together, the “Funds”)

dated April 29, 2024, as supplemented (the “Prospectus”)

Portfolio Manager Changes

1) For all existing and prospective shareholders of the Funds:

Effective immediately, Siddharth Bhargava, Elli Lee, Kenneth Lowe, CFA, Alex Zarechnak, and Hardy Zhu will cease to be portfolio managers of the Funds. Therefore, effective immediately, all references to Siddharth Bhargava, Elli Lee, Kenneth Lowe, CFA, Alex Zarechnak, and Hardy Zhu in the Prospectus are removed in their entirety.

Matthews Emerging Markets Equity Active ETF (MEM)

Sean Taylor will continue to act as Lead Manager of the Matthews Emerging Markets Equity Active ETF and Andrew Mattock, CFA, Peeyush Mittal, CFA, and Jeremy Sutch, CFA, will continue to act as Co-Managers of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Emerging Markets Equity Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sean Taylor is Chief Investment Officer and has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

Co-Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

Co-Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

Co-Manager: Jeremy Sutch, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day to day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

Matthews Emerging Markets ex China Active ETF (MEMX)

Jeremy Sutch, CFA, will continue to act as Lead Manager of the Matthews Emerging Markets ex China Active ETF and Sean Taylor, Peeyush Mittal, CFA, and Sojung Park will continue to act as Co-Managers of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Emerging Markets ex China Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Jeremy Sutch, CFA, has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2023.

Co-Manager: Sean Taylor is Chief Investment Officer and has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2023.

Co-Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2023.

Co-Manager: Sojung Park has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2024.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

Matthews Emerging Markets Sustainable Future Active ETF (EMSF)

Vivek Tanneeru will continue to act as Lead Manager of the Matthews Emerging Markets Sustainable Future Active ETF and Inbok Song will continue to act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Emerging Markets Sustainable Future Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Active ETF since its inception in 2023.

Co Manager: Inbok Song has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day to day investment management decisions. The Lead Manager is supported by and consults with the Co-Manager.

Matthews Emerging Markets Discovery Active ETF (MEMS)

Vivek Tanneeru will continue to act as Lead Manager of the Matthews Emerging Markets Discovery Active ETF and Jeremy Sutch, CFA, will continue to act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Emerging Markets Discovery Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Emerging Markets Discovery Active ETF since 2024.

Co-Manager: Jeremy Sutch, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Discovery Active ETF since 2024.

The Portfolio Managers are primarily responsible for the Fund’s day to day investment management decisions. The Lead Manager is supported by and consults with the Co-Manager.

Matthews Pacific Tiger Active ETF (ASIA)

Inbok Song and Sean Taylor will continue to act as Lead Managers of the Matthews Pacific Tiger Active ETF and Winnie Chwang, Peeyush Mittal, CFA, and Jeremy Sutch, CFA, will continue to act as Co-Managers of the Fund. In addition, effective immediately, Andrew Mattock, CFA, will act as Lead Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Pacific Tiger Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sean Taylor is Chief Investment Officer and has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Lead Manager: Inbok Song has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Lead Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Co-Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Co-Manager: Jeremy Sutch, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Managers are supported by and consult with the Co-Managers.

Matthews China Active ETF (MCH)

Andrew Mattock, CFA, will continue to act as Lead Manager of the Matthews China Active ETF and Winnie Chwang and Sherwood Zhang, CFA, will continue to act as Co-Managers of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews China Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews China Active ETF since its inception in 2022.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews China Active ETF since inception in 2022.

Co-Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews China Active ETF since inception in 2022.

The Portfolio Managers are primarily responsible for the Fund’s day to day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

Matthews China Discovery Active ETF (MCHS)

Winnie Chwang and Andrew Mattock, CFA, will continue to act as Lead Managers of the Matthews China Discovery Active ETF and Sherwood Zhang, CFA, will continue to act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews China Discovery Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Winnie Chwang has been a Portfolio Manager of the Matthews China Discovery Active ETF since inception in 2024.

Lead Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews China Discovery Active ETF since inception in 2024.

Co-Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews China Discovery Active ETF since 2024.

The Portfolio Managers are primarily responsible for the Fund’s day to day investment management decisions. The Lead Managers are supported by and consult with the Co-Manager.

Matthews Korea Active ETF (MKOR)

Sojung Park will continue to act as Lead Manager of the Matthews Korea Active ETF and Michael J. Oh, CFA, will continue to act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Korea Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sojung Park has been a Portfolio Manager of the Matthews Korea Active ETF since its inception in 2023.

Co-Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Korea Active ETF since its inception in 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Manager.

Matthews Asia Dividend Active ETF (ADVE)

Winnie Chwang and Donghoon Han will continue to act as Co-Managers of the Matthews Asia Dividend Active ETF. In addition, effective immediately, Sean Taylor and Sojung Park will act as Lead Managers of the Fund and Cecilia Lau will act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Asia Dividend Active ETF – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sean Taylor is Chief Investment Officer and has been a Portfolio Manager of the Matthews Asia Dividend Active ETF since 2025.

Lead Manager: Sojung Park has been a Portfolio Manager of the Matthews Asia Dividend Active ETF since 2025.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Asia Dividend Active ETF since 2023.

Co-Manager: Donghoon Han has been a Portfolio Manager of the Matthews Asia Dividend Active ETF since 2024.

Co-Manager: Cecilia Lau has been a Portfolio Manager of the Matthews Asia Dividend Active ETF since 2025.

The Portfolio Managers are primarily responsible for the Fund’s day to day investment management decisions. The Lead Managers are supported by and consult with the Co-Managers.

2)  Effective immediately, the disclosure relating to Sean Taylor, Cecilia Lau, Andrew Mattock, CFA, and Sojung Park in the table under “Management of the Funds – Portfolio Managers” beginning on page 95 in the Prospectus are removed in their entirety and replaced with the following:

SEAN TAYLOR
Sean Taylor is Chief Investment Officer and Portfolio Manager at Matthews, and manages the firm’s Emerging Markets Equity, Pacific Tiger, Asian Growth and Income, Asia Dividend and Asia ex Japan Total Return Equity Strategies and co-manages the firm’s Emerging Markets ex China Strategy. Prior to joining Matthews in October 2023, he was Chief Investment Officer APAC, Global Head of Emerging Markets Equity at DWS Group based in Hong Kong since 2013. From 2004 to 2011, he was an Investment Director at GAM Investments, based in London and Dubai. From 1997 to 2004, he was at Societe Generale as Head of International and Emerging Markets. Sean has over 30 years of experience, including more than a decade as a CIO. He has overseen a number of emerging markets active strategies, including Latin America, India, China, Brazil, Russia as well as international and global strategies during his career. He received his MBA from Manchester Business School and is a graduate of the Royal Military Academy, Sandhurst. Sean has been a Portfolio Manager of the Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF and Matthews Emerging Markets ex China Active ETF since 2023, and of the Matthews Asia Dividend Fund, Matthews Asia Dividend Active ETF and Matthews Asian Growth and Income Fund since 2025.

Lead Manager

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Equity Active ETF

Matthews Pacific Tiger Fund

Matthews Pacific Tiger Active ETF

Matthews Asian Growth and Income Fund

Matthews Asia Dividend Fund

Matthews Asia Dividend Active ETF

Co-Manager

Matthews Emerging Markets ex China Active ETF

CECILIA LAU
Cecilia Lau is a Portfolio Manager at Matthews and co-manages the firm’s Asia ex Japan Total Return Equity and Asia Dividend Strategies. Prior to joining the firm in 2024, she was an Equity Research Analyst, Portfolio Management at DWS Group specializing in long-only, active global markets equities with a focus on ASEAN and ESG coverage. She also developed quantitative and risk tools to deepen risk analytics and enhance portfolio returns. Cecilia received her Bachelor of Science degree in Risk Management and Business Intelligence from The Hong Kong University of Science and Technology. She is fluent in Cantonese and Mandarin. Cecilia has been a Portfolio Manager of the Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF since 2025.	Co-Manager Matthews Asia Dividend Fund Matthews Asia Dividend Active ETF
ANDREW MATTOCK, CFA
Andrew Mattock is a Portfolio Manager at Matthews and manages the firm’s Pacific Tiger, China, China Small Companies and China Discovery Strategies, and co-manages the firm’s China Dividend and Emerging Markets Equity Strategies. Prior to joining the firm in 2015, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the Matthews China Fund since 2015, of the Matthews China Small Companies Fund since 2020, of the Matthews China Dividend Fund and Matthews Pacific Tiger Fund since 2022, of the Matthews China Active ETF since its inception in 2022, of the Matthews Emerging Markets Equity Fund and Matthews Emerging Markets Equity Active ETF since 2023, of the Matthews Pacific Tiger Active ETF since its inception in 2023, and of the Matthews China Discovery Active ETF since its inception in 2024.

Lead Manager

Matthews Pacific Tiger Fund

Matthews Pacific Tiger Active ETF

Matthews China Fund

Matthews China Active ETF

Matthews China Small Companies Fund

Matthews China Discovery Active ETF

Co-Manager

Matthews China Dividend Fund

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Equity Active ETF

SOJUNG PARK
Sojung Park is a Portfolio Manager at Matthews Asia and manages the firm’s Korea and Asia Dividend Strategies and co-manages the firm’s Emerging Markets ex China, Asian Growth and Income, and Asia ex Japan Total Return Equity Strategies. Prior to joining the firm in 2016, she earned an MBA from the University of Chicago’s Booth School of Business. From 2010 to 2013, Sojung worked as an Equity Research Analyst at HSBC Securities as primary analyst for mid-cap companies in the Korean financial services sector, and from 2009 to 2010, was an Equity Research Associate at E*Trade Securities. She received a Bachelor of Business Administration from Seoul National University and is fluent in Korean. Sojung has been a Portfolio Manager of the Matthews Korea Active ETF since its inception in 2023, of the Matthews Emerging Markets ex China Active ETF since 2024, and of the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF since 2025.	Lead Manager Matthews Korea Active ETF Matthews Asia Dividend Fund Matthews Asia Dividend Active ETF Co-Manager Matthews Asian Growth and Income Fund Matthew Emerging Markets ex China Active ETF

Please retain this Supplement for future reference.

ST093

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

Supplement dated March 4, 2025

to the Statement of Additional Information (the “SAI”)

dated April 29, 2024, as supplemented

For all existing and prospective shareholders of the Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF (together, the “Funds”):

1)  Effective immediately, Siddharth Bhargava, Elli Lee, Kenneth Lowe, CFA, Alex Zarechnak, and Hardy Zhu will cease to be portfolio managers of the Funds. Therefore, effective immediately, all references to Siddharth Bhargava, Elli Lee, Kenneth Lowe, CFA, Alex Zarechnak, and Hardy Zhu in the SAI are removed in their entirety.

Matthews Emerging Markets Equity Active ETF

Sean Taylor will continue to act as Lead Manager of the Matthews Emerging Markets Equity Active ETF and Andrew Mattock, CFA, Peeyush Mittal, CFA, and Jeremy Sutch, CFA, will continue to act as Co-Managers of the Fund.

Matthews Emerging Markets ex China Active ETF

Jeremy Sutch, CFA, will continue to act as Lead Manager of the Matthews Emerging Markets ex China Active ETF and Sean Taylor, Peeyush Mittal, CFA, and Sojung Park will continue to act as Co-Managers of the Fund.

Matthews Emerging Markets Sustainable Future Active ETF

Vivek Tanneeru will continue to act as Lead Manager of the Matthews Emerging Markets Sustainable Future Active ETF and Inbok Song will continue to act as Co-Manager of the Fund.

Matthews Emerging Markets Discovery Active ETF

Vivek Tanneeru will continue to act as Lead Manager of the Matthews Emerging Markets Discovery Active ETF and Jeremy Sutch, CFA, will continue to act as Co-Manager of the Fund.

Matthews Pacific Tiger Active ETF

Inbok Song and Sean Taylor will continue to act as Lead Managers of the Matthews Pacific Tiger

Active ETF and Winnie Chwang, Peeyush Mittal, CFA, and Jeremy Sutch, CFA, will continue to act as Co-Managers of the Fund. In addition, effective immediately, Andrew Mattock, CFA, will act as Lead Manager of the Fund.

Matthews China Active ETF

Andrew Mattock, CFA, will continue to act as Lead Manager of the Matthews China Active ETF and Winnie Chwang and Sherwood Zhang, CFA, will continue to act as Co-Managers of the Fund.

Matthews China Discovery Active ETF

Winnie Chwang and Andrew Mattock, CFA, will continue to act as Lead Managers of the Matthews China Discovery Active ETF and Sherwood Zhang, CFA, will continue to act as Co-Manager of the Fund.

Matthews Korea Active ETF

Sojung Park will continue to act as Lead Manager of the Matthews Korea Active ETF and Michael J. Oh, CFA, will continue to act as Co-Manager of the Fund.

Matthews Asia Dividend Active ETF

Winnie Chwang and Donghoon Han will continue to act as Co-Managers of the Matthews Asia Dividend Active ETF. In addition, effective immediately, Sean Taylor and Sojung Park will act as Lead Managers of the Fund and Cecilia Lau will act as Co-Manager of the Fund.

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2)  Effective immediately, the disclosure relating to Cecilia Lau, Andrew Mattock, CFA, Sojung Park and Sean Taylor in the table under “Management of the Funds – Portfolio Managers” beginning on page 47 in the SAI is removed in its entirety and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Cecilia Lau[3]	Registered Investment Companies	0	0	0	0
Co-Manager of the Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF	Other Pooled Investment Vehicles Other Accounts	1 0	$49,909,210 0	0 0	0 0

Andrew Mattock, CFA

Lead Manager of the Matthews Pacific Tiger Fund, Pacific Tiger Active ETF, Matthews China Fund, Matthews China Active ETF, Matthews China Small Companies Fund, and Matthews China Discovery Active ETF

Co-Manager of the Matthews China Dividend Fund, Matthews Emerging Markets Equity Fund, and Matthews Emerging Markets Equity Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 9 0	0 $1,029,564,494 0	0 0 0	0 0 0

Sean Taylor[3]

Lead Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF

Co-Manager of the Matthews Emerging Markets ex China Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 4 0	0 $219,034,156 0	0 0 0	0 0 0

Sojung Park[3]

Lead Manager of the Matthews Korea Active ETF, Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF

Co-Manager of the Matthews Emerging Markets ex China Active ETF and Matthews Asian Growth and Income Fund

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 $52,194,183 0	0 0 0	0 0 0

[3]	Information provided as of February 26, 2025

3) In addition, effective immediately, the disclosure relating to Cecilia Lau, Sojung Park and Sean Taylor in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 53 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Lau, Cecilia§	None
Park, Sojung§	Matthews Korea Active ETF	$1-$10,000
Taylor, Sean§	None

§	Information provided as of February 26, 2025.

Please retain this Supplement for future reference.

ST094

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